Revenue (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 793,000	$ 776,000	$ 434,000	$ 279,000	$ 29,000
Deferred revenue,non current		$ 587,000		$ 391,000